Loss Per Share Attributable to Equity Holders of the Company (Details) - Schedule of dilutive ordinary shares in issue during the year - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Basic Loss Per Share Numerator
Loss for the period attributable to owners of the Company (in Dollars)	$ (5,377,131)	$ (7,353,732)
Diluted Loss Per Share Numerator
Loss for the period attributable to owners of the Company (in Dollars)	$ (5,377,131)	$ (7,353,732)
Basic Loss Per Share Denominator
Original shares:	23,598,371	13,263,066
- Issuance of common stock, weighted	1,081,967	4,406,216
Basic weighted average shares outstanding	24,680,338	17,669,282
Diluted Loss Per Share Denominator
Diluted Weighted Average Shares Outstanding:	24,680,338	17,669,282
Loss Per Share
- Basic and diluted (in Dollars per share)	$ (0.22)	$ (0.42)
Weighted Average Shares Outstanding
- Basic and diluted	24,680,338	17,669,282